Postretirement Benefits (Reconciliation Of Benefit Obligation And Plan Assets, Pension Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of year	$ 236,893
Contributions	8,600	13,000	15,000
Fair value at end of year	258,067	236,893
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation at beginning of year	285,560	242,159
Service cost	9,277	8,174	7,571
Interest cost	16,106	15,392	14,490
Actuarial loss (gain)	34,515	34,029
Benefits paid	(13,849)	(14,194)
Obligation at end of year	331,609	285,560	242,159
Fair value at beginning of year	236,893	211,877
Return on assets	26,439	26,576
Contributions	8,584	12,634
Benefits paid	(13,849)	(14,194)
Fair value at end of year	258,067	236,893	211,877
Funded status at year end	$ (73,542)	$ (48,667)